Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	[1]	£ 174		£ (2,071)
Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		9,240
Financial assets, ending balance		8,344	£ 9,240
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		5,354
Financial liabilities, ending balance		5,124	5,354
Trading liabilities | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		41,265
Financial liabilities, ending balance		45,553	41,265
Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)		0	0	0
– exchange differences		0	1	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		415	306	580
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(180)	(204)	(19)
Total gains/(losses) recognised in other comprehensive income		0	1	0
– exchange differences		0	1	0
Purchases		92	141	10
New issuances		2	4	3
Sales		(142)	(49)	(71)
Settlements				(473)
Transfers out		(25)	(10)	(5)
Transfers in		38	160	281
Financial liabilities, ending balance		444	415	306
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(3)	1	1
Designated at fair value | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		27,282
Financial liabilities, ending balance		31,446	27,282
Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)		0	0	0
– exchange differences		(21)	19	10
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		2,461	2,557	2,121
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		65	(188)	(450)
Total gains/(losses) recognised in other comprehensive income		(21)	19	10
– exchange differences		(21)	19	10
Purchases		0	0	0
New issuances		1,227	630	1,075
Sales		(2)	(60)	(18)
Settlements		(807)	(281)	(294)
Transfers out		(243)	(321)	(243)
Transfers in		140	105	356
Financial liabilities, ending balance		2,820	2,461	2,557
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(88)	(48)	78
Derivatives | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		218,867
Financial liabilities, ending balance		199,450	218,867
Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)		0	0	0
– exchange differences		(7)	15	2
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		2,478	1,936	2,454
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		408	711	12
Total gains/(losses) recognised in other comprehensive income		(7)	15	2
– exchange differences		(7)	15	2
Purchases		0	0	0
New issuances		0	0	0
Sales		0	0	0
Settlements		(961)	(321)	(380)
Transfers out		(141)	(168)	(414)
Transfers in		83	305	262
Financial liabilities, ending balance		1,860	2,478	1,936
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(473)	(653)	2,992
Financial Liabilities At Fair Value Through Profit Or Loss That Meet Definition Of Held For Trading, Reclassification Netting | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Settlements		244	66
Financial investments | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		29,356
Financial assets, ending balance		30,825	29,356
Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		1,447	1,227	1,387
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(2)	1	(7)
Total gains/(losses) recognised in other comprehensive income		(9)	(25)	(120)
– financial investments: fair value gains/(losses)		34	(62)	(170)
– exchange differences		(43)	37	50
Purchases		48	312	289
New issuances		0	0	0
Sales		(100)	(44)	(98)
Settlements		(16)	(38)	(52)
Transfers out		(87)	(1)	(198)
Transfers in		113	15	26
Financial assets, ending balance		1,394	1,447	1,227
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		(43)	37	50
Trading assets | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		79,878
Financial assets, ending balance		88,219	79,878
Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		2,738	1,739	1,344
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		37	(466)	51
Total gains/(losses) recognised in other comprehensive income		(33)	6	6
– financial investments: fair value gains/(losses)		0	0	0
– exchange differences		(33)	6	6
Purchases		428	1,488	579
New issuances		0	0	0
Sales		(884)	(275)	(441)
Settlements		(10)	(285)	(38)
Transfers out		(186)	(131)	(152)
Transfers in		323	662	390
Financial assets, ending balance		2,413	2,738	1,739
Unrealised gains/(losses) recognised in profit or loss relating to assets held		(6)	(5)	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		(33)	6	6
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		15,881
Financial assets, ending balance		16,502	15,881
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		3,318	3,462	3,171
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		64	(131)	47
Total gains/(losses) recognised in other comprehensive income		(113)	86	152
– financial investments: fair value gains/(losses)		0	0	0
– exchange differences		(113)	86	152
Purchases		105	273	289
New issuances		0	0	0
Sales		(231)	(382)	(212)
Settlements			(43)	(8)
Transfers out		(108)	(2)	0
Transfers in		1	55	23
Financial assets, ending balance		3,071	3,318	3,462
Unrealised gains/(losses) recognised in profit or loss relating to assets held		(55)	7	42
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		(113)	86	152
Derivatives | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		225,238
Financial assets, ending balance		203,664	225,238
Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		1,737	1,825	1,816
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		238	33	531
Total gains/(losses) recognised in other comprehensive income		(2)	1	2
– financial investments: fair value gains/(losses)		0	0	0
– exchange differences		(2)	1	2
Purchases		0	0	0
New issuances		0	0	0
Sales		0	0	0
Settlements		(492)	(362)	(369)
Transfers out		(95)	(138)	(335)
Transfers in		80	378	180
Financial assets, ending balance		1,466	1,737	1,825
Unrealised gains/(losses) recognised in profit or loss relating to assets held		424	(183)	748
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		(2)	1	2
Financial Assets At Fair Value Through Profit Or Loss, Designated Upon Initial Recognition Or Subsequently, Reclassification Netting | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Settlements		35
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(180)	(204)	(19)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(3)	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	(48)	78
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		408	711	12
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(473)	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		37	(466)	51
Unrealised gains/(losses) recognised in profit or loss relating to assets held		(6)	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	7	42
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		238	33	531
Unrealised gains/(losses) recognised in profit or loss relating to assets held		424	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		65	(188)	(450)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(88)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		64	(131)	47
Unrealised gains/(losses) recognised in profit or loss relating to assets held		(55)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
– gains/(losses) from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– gains/(losses) from financial investments at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– gains/(losses) from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– gains/(losses) from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		(2)	1	(7)
– gains/(losses) from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– gains/(losses) from financial investments at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– gains/(losses) from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss		0	0	0
– trading income/(expense) excluding net interest income | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	1	1
– trading income/(expense) excluding net interest income | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	0	0
– trading income/(expense) excluding net interest income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	(653)	2,992
– trading income/(expense) excluding net interest income | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– trading income/(expense) excluding net interest income | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	(5)	0
– trading income/(expense) excluding net interest income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0	0	0
– trading income/(expense) excluding net interest income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		£ 0	£ (183)	£ 748

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.